CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 33,751	$ 27,248	$ 3,977
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,432	2,268	2,044
Amortization of marketable securities premiums and accretion of discounts, net	1,589	172	79
Share-based compensation related to options and RSUs granted to employees and non-employees	14,164	8,771	5,292
Decrease (increase) in accrued interest and exchange rate effect on loans, marketable securities and bank deposits	54	(26)	140
Decrease (increase) in deferred tax assets, net	3,406	8,329	(16,282)
Increase in trade receivables, net	(14,438)	(7,017)	(5,222)
Decrease (increase) in other receivables and prepaid expenses	(1,221)	(1,516)	259
Decrease (Increase) in inventories	4,504	(1,525)	(5,925)
Decrease in operating lease right-of-use assets	7,445	7,913	7,444
Decrease in operating lease liabilities	(7,556)	(6,717)	(5,456)
Increase (decrease) in royalty buyout liability	(11,684)	(9,815)	21,499
Increase in trade payables	879	356	440
Increase in other payables and accrued expenses	9,601	3,839	2,805
Increase in deferred revenues	5,480	5,906	12,342
Increase (decrease) in accrued severance pay, net	(1,062)	290	(267)
Net cash provided by operating activities	47,344	38,476	23,169
Cash flows from investing activities:
Purchase of property and equipment	(1,174)	(1,530)	(1,949)
Purchase of marketable securities	(43,808)	(54,977)	(10,025)
Proceeds from redemption of marketable securities	3,240	0	29,412
Proceeds from sale of marketable securities	2,571	0	0
Investment in short-term and restricted bank deposits	0	(84,000)	0
Proceeds from short-term and restricted bank deposits	84,597	599	10,962
Proceeds from long-term and restricted bank deposits	0	600	1,200
Net cash paid for acquisition of subsidiary	(2,804)	0	0
Net cash provided by (used in) investing activities	42,622	(139,308)	29,600
Cash flows from financing activities:
Purchase of treasury stock	(41,852)	0	(8,002)
Repayment of long-term bank loans	(1,200)	(2,497)	(2,470)
Payment related to the acquisition of ACS	0	0	(410)
Cash dividends paid	(10,865)	(8,442)	(6,720)
Proceeds from issuance of shares upon exercise of options and warrants	2,440	2,606	3,103
Proceeds from issuance of shares in a public offering, net	0	85,426	0
Net cash provided by (used in) financing activities	(51,477)	77,093	(14,499)
Increase (decrease) in cash, cash equivalents and restricted cash	38,489	(23,739)	38,270
Cash, cash equivalents and restricted cash at the beginning of the year	46,034	69,773	31,503
Cash, cash equivalents and restricted cash at the end of the year	84,523	46,034	69,773
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	1,584	835	1,105
Cash paid during the year for interest	455	204	205
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	701	607	270
Operating lease right-of-use asset recognized with corresponding lease liability	$ (1,528)	$ 3,655	$ 4,010